Shareholder Report, Average Annual Return (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000255373
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs SPY Defined Volatility ETF
C000255375
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs QQQ Defined Volatility ETF
C000259001
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Energy XLE Defined Volatility ETF
C000258997
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Materials XLB Defined Volatility ETF
C000259003
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Industrials XLI Defined Volatility ETF
C000258999
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Consumer Discretionary XLY Defined Volatility ETF
C000259005
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Consumer Staples XLP Defined Volatility ETF
C000258998
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Health Care XLV Defined Volatility ETF
C000259002
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Financial XLF Defined Volatility ETF
C000259004
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Technology XLK Defined Volatility ETF
C000259000
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Communication Services XLC Defined Volatility ETF
C000259007
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Utilities XLU Defined Volatility ETF
C000259006
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WEBs Real Estate XLRE Defined Volatility ETF
Without Sales Load [Member] | C000255373
Average Annual Return [Line Items]
Average Annual Return, Percent		9.85%
Without Sales Load [Member] | C000255375
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%
Without Sales Load [Member] | C000259001
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
Without Sales Load [Member] | C000258997
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.06%)
Without Sales Load [Member] | C000259003
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%
Without Sales Load [Member] | C000258999
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%
Without Sales Load [Member] | C000259005
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.53%)
Without Sales Load [Member] | C000258998
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%
Without Sales Load [Member] | C000259002
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.83%)
Without Sales Load [Member] | C000259004
Average Annual Return [Line Items]
Average Annual Return, Percent	26.90%
Without Sales Load [Member] | C000259000
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%
Without Sales Load [Member] | C000259007
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
Without Sales Load [Member] | C000259006
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.93%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.84%
Syntax Defined Volatility US Large Cap 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.59%
NASDAQ 100 TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.72%
Syntax Defined Volatility Triple Q's Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.62%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
Energy Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLB Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.58%)
Materials Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.39%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%
Industrial Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	3.08%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLY Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%
Consumer Discretionary Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLP Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.09%)
Consumer Staples Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.84%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLV Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%
Health Care Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLF Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.40%)
Financial Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.29%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLK Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.86%
Technology Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLC Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%
Communication Services Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLU Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
Utilities Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
Syntax Defined Volatility XLRE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.79%)
Real Estate Select Sector Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.60%)